Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	6,809,056	8,749,004	8,816,835
Plus: Interest expense of convertible senior notes	45,809	145,451	150,512
Net income attributable to ordinary shareholders—diluted	6,854,865	8,894,455	8,967,347
Shares (Denominator):
Weight average ordinary shares outstanding—basic	809,442,862	807,739,616	804,875,816
Plus:
Dilutive effect of convertible senior notes	10,830,669	31,209,067	33,566,100
Weight average ordinary shares outstanding—diluted	820,273,531	838,948,683	838,441,916
Earnings per share—basic	8.41	10.83	10.95
Earnings per share—diluted	8.36	10.60	10.70